Exhibit 99.1

Morgan Stanley Capital I Trust 2021-L5

Commercial Mortgage Pass-Through Certificates, Series 2021-L5

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Starwood Mortgage Capital LLC

KeyBank National Association

KeyBanc Capital Markets Inc.

Argentic Real Estate Finance LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Siebert Williams Shank & Co., LLC

AmeriVet Securities, Inc.

20 April 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036	Argentic Real Estate Finance LLC 40 West 57th Street, 29th Floor New York, New York 10019

Starwood Mortgage Capital LLC 1601 Washington Avenue, Suite 800 Miami Beach, Florida 33139	Barclays Capital Real Estate Inc. Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

KeyBank National Association 11501 Outlook Street, Suite 300 Overland Park, Kansas 66211	Siebert Williams Shank & Co., LLC 100 Wall Street, 18th Floor New York, New York 10005

KeyBanc Capital Markets Inc. 127 Public Square Cleveland, Ohio 44114	AmeriVet Securities, Inc. 1155 Avenue of the Americas, 14th Floor New York, New York 10036

Re:	Morgan Stanley Capital I Trust 2021-L5 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-L5 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Morgan Stanley Capital I Inc. (the “Depositor”) or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,

g.                   An electronic copy of the EDGAR ABS XML technical specification (Version 1.9) document dated February 2021 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),

h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 April 2021

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 65 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	Morgan Stanley Mortgage Capital Holdings LLC (“Morgan Stanley”), Starwood Mortgage Capital LLC (“Starwood”), KeyBank National Association (“KeyBank”), Argentic Real Estate Finance LLC (“Argentic”) and Barclays Capital Real Estate Inc. (“Barclays,” together with Morgan Stanley, Starwood, KeyBank and Argentic, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to each mortgage loan as of the related due date of such mortgage loan in May 2021 (or, in the case of any mortgage loan that has its first due date after May 2021, if any, the date that would have been its due date in May 2021 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

Attachment A Page 2 of 15

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, Morgan Stanley, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Morgan Stanley, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 15

7.	Using the:
a.	Sponsor and
b.	Non-Recourse Carveout Guarantor,

as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” or “Non-Recourse Carveout Guarantor” (each, a “Related Borrower”). We compared the “Related Borrower” information to the “Related Borrower (Y/N)” and “Related Borrower Pool” on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date or ARD,

as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD (mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due, as shown in the applicable Source Document(s),

we recalculated the “Original IO Period (mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) or Amortizing Loan(s) (both as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD (mos.),” as shown on the Final Data File, for the “Original IO Period (mos.)” characteristic.

For any Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original IO Period (mos.)” characteristic.

10.	Using the:
a.	Original Balance,
b.	Rate and
c.	Monthly Debt Service (P&I),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amort. Term (mos.)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amort. Term (mos.)” characteristic.

Attachment A Page 4 of 15
11.	Using the:
a.	Seasoning,
b.	Original Term to Maturity or ARD (mos.),
c.	Original IO Period (mos.) and
d.	Original Amort. Term (mos.),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD (mos.),
ii.	Remaining IO Period (mos.) and
iii.	Remaining Amort. Term (mos.) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amort. Term (mos.)” characteristic.

12.	Using the:
a.	Original Balance,
b.	Interest Accrual Method,
c.	Original IO Period (mos.),
d.	First Payment Date,
e.	Maturity Date or ARD,
f.	Rate and
g.	Monthly Debt Service (P&I),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.                     The Cut-off Date (the “Cut-off Date Balance”),

ii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been its due date in the month preceding the Cut-off Date under the terms of that Mortgage Loan if a monthly debt service payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date or ARD” of the Mortgage Loan (the “Maturity Date Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 15

12. (continued)

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity Date Balance” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or ARD” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service (P&I),” as shown on the Final Data File, on the “Maturity Date or ARD.”

For any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Due Date Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance,” as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

13.	Using the:
a.	Original Balance,
b.	Interest Accrual Method,
c.	Original IO Period (mos.),
d.	First Payment Date,
e.	Rate,
f.	Monthly Debt Service (P&I),
g.	Monthly Debt Service (IO) and
h.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the monthly debt service for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Due Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 15

14.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Data Source(s) (as defined herein) and the applicable information contained in Table A3 in Exhibit 2 to Attachment A to recalculate the aggregate principal balance of the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Cut-off Date Pari Passu Mortgage Debt Balance”), assuming all scheduled payments of principal and/or interest on the related Companion Loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any related Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Pari Passu Mortgage Debt Balance” characteristic.

15.	For any Mortgage Loan on the Final Data File with the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to determine the aggregate original principal balance of the additional debt related to such Mortgage Loan (the “Additional Financing Original Balance”) using information in the applicable Secondary Financing Document(s) (as defined herein) and/or information in the applicable Data Source(s). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan with Additional Debt:

a.	That contains “Mezzanine” in the “Type of Additional Financing” characteristic (each, a “Mortgage Loan with Mezzanine Debt”) and/or
b.	That contains “B-Note” or “C-Note” in the “Type of Additional Financing” characteristic (each, a “Mortgage Loan with Subordinate Debt”),

the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate:

i.	The aggregate principal balance of the mezzanine debt related to such Mortgage Loan with Mezzanine Debt as of the Cut-off Date (the “Cut-off Date Mezzanine Debt Balance”) and/or
ii.	The aggregate principal balance of the subordinate debt related to such Mortgage Loan with Subordinate Debt as of the Cut-off Date (the “Cut-off Date Subordinate Mortgage Balance”),

as applicable, in each case using information in the applicable Secondary Financing Document(s) and/or Data Source(s), assuming all scheduled payments of principal and/or interest on the applicable additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 15

15. (continued)

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any related Companion Loan(s).

For any Mortgage Loan with Additional Debt that is not a Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Subordinate Mortgage Debt Balance” characteristic.

For any Mortgage Loan with Additional Debt that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Mezzanine Debt Balance” characteristic.

For any Mortgage Loan that is not a Mortgage Loan with Additional Debt (based on the procedures described in the preceding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Additional Financing Original Balance” characteristic and “<blank>” for the “Cut-off Date Subordinate Mortgage Debt Balance” and “Cut-off Date Mezzanine Debt Balance” characteristics.

16.	Using:
a.	The “Original Balance” of any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, as shown on the Final Data File,
b.	The “Pari Passu Debt” of any Pari Passu Mortgage Loan, as shown on the Final Data File, and
c.	The original balance of the additional subordinate secured debt related to any Mortgage Loan with Subordinate Debt, as shown in the applicable Data Source(s) and/or Secondary Financing Document(s),

as applicable, we recalculated the original principal balance of the whole loan related to any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt (the “Original Whole Note Loan Balance”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Original Whole Note Loan Balance” characteristic.

Attachment A Page 8 of 15

17.	Using the:
a.	Cut-off Date Balance,
b.	Cut-off Date Pari Passu Mortgage Debt Balance and
c.	Cut-off Date Subordinate Mortgage Balance,

as applicable, of any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, as shown on the Final Data File, we recalculated the principal balance of the whole loan related to any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt as of the Cut-off Date (the “Cut-off Date Whole Note Loan Balance”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Whole Note Loan Balance” characteristic.

18.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	UW NOI DSCR (P&I),
ii.	UW NOI DSCR (IO),
iii.	UW NCF DSCR (P&I),
iv.	UW NCF DSCR (IO),
v.	Cut-off Date Balance per Unit or SF,
vi.	Annual Debt Service (P&I),
vii.	Annual Debt Service (IO),
viii.	Cut-off Date LTV,
ix.	Maturity Date LTV,
x.	Underwritten NOI Debt Yield,
xi.	Underwritten NCF Debt Yield and
xii.	% by Cut-off Date Balance

of each Mortgage Loan and, with respect to xii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Round the characteristics listed in i. through v. above to two decimal places and
b.	Round the characteristics listed in viii. through xi. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 15

18. (continued)

For the purpose of recalculating the:

a.	UW NOI DSCR (IO),
b.	UW NCF DSCR (IO),
c.	Underwritten NOI Debt Yield,
d.	Underwritten NCF Debt Yield

characteristics for the Mortgage Loan identified on the Final Data File as “MGM Grand & Mandalay Bay” (the “MGM Grand & Mandalay Bay Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the master lease annual base rent of $292,000,000, as shown in the applicable Source Document(s), in place of the net operating income or net cash flow for the respective calculation. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

For the purpose of recalculating the:

a.	Cut-off Date LTV,
b.	Maturity Date LTV,
c.	Underwritten NOI Debt Yield and
d.	Underwritten NCF Debt Yield

characteristics for the Mortgage Loan identified on the Final Data File as “25-22 30th Drive” (the “25-22 30th Drive Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to decrease the “Cut-off Date Balance” or “Maturity Date Balance,” as applicable, used for these recalculations by $900,000, which represents the COVID concession reserve portion of the “Initial Other Escrow Amount ($)” for the Mortgage Loan, as shown on the Final Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

For the purpose of recalculating the:

a.	Cut-off Date LTV,
b.	Maturity Date LTV,
c.	Underwritten NOI Debt Yield and
d.	Underwritten NCF Debt Yield

characteristics for the Mortgage Loans identified on the Final Data File as:

i.	Montgomery Self Storage,
ii.	1101 California Avenue and
iii.	Extra Space Self Storage Portfolio,

the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to decrease the “Cut-off Date Balance” or “Maturity Date Balance,” as applicable, used for these recalculations by the “Initial Other Escrow Amount ($)” for the related Mortgage Loan, as shown on the Final Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 10 of 15

18. (continued)

For any Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “UW NOI DSCR (IO)” and “UW NCF DSCR (IO)” characteristics.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “UW NOI DSCR (P&I)” and “UW NCF DSCR (P&I)” characteristics.

For any Pari Passu Mortgage Loan with the “Amort. Type” characteristic as “Full IO,” “Full IO, ARD,” “Partial IO” or “Partial IO, ARD,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Annual Debt Service Incl. Pari Passu (IO)” characteristic, as shown on the Final Data File, to recalculate the:

a.	UW NOI DSCR (IO) and
b.	UW NCF DSCR (IO)

characteristics.

For any Pari Passu Mortgage Loan with the “Amort. Type” characteristic as “Amortizing,” “Amortizing, ARD,” “Partial IO” or “Partial IO, ARD,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic, as shown on the Final Data File, to recalculate the:

a.	UW NOI DSCR (P&I) and
b.	UW NCF DSCR (P&I)

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the “Cut-off Date Balance” and “Cut-off Date Pari Passu Mortgage Debt Balance” (such sum, the “Total Pari Passu Cut-off Date Balance”), as shown on the Final Data File, to recalculate the:

a.	Cut-off Date LTV,
b.	Underwritten NOI Debt Yield,
c.	Underwritten NCF Debt Yield and
d.	Cut-off Date Balance per Unit or SF

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of:

a.	The “Maturity Date Balance,” as shown on the Final Data File, and
b.	The aggregate principal balance of the Companion Loan(s) related to such Pari Passu Mortgage Loan scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, including any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date, to recalculate the “Maturity Date LTV” characteristic.

For the purpose of this procedure, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to exclude any Subordinate Companion Loan(s).

Attachment A Page 11 of 15
19.	Using the:
a.	Third Most Recent NOI,
b.	Second Most Recent NOI,
c.	Most Recent NOI and
d.	Cut-off Date Balance,

as shown on the Final Data File, and the calculation methodologies provided by the Mortgage Loan Sellers that are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Third Most Recent NOI Debt Yield,
ii.	Second Most Recent NOI Debt Yield and
iii.	Most Recent NOI Debt Yield

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Seller(s), on behalf of the Depositor instructed us to round the characteristics listed in i. through iii. above to the nearest 1/10th of one percent.

For the purpose of recalculating the:

a.	Third Most Recent NOI Debt Yield,
b.	Second Most Recent NOI Debt Yield and
c.	Most Recent NOI Debt Yield

characteristics for the MGM Grand & Mandalay Bay Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the master lease annual base rent of $292,000,000, as shown in the applicable Source Document(s), in place of the net operating income for the respective calculation. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

For the purpose of recalculating the:

a.	Third Most Recent NOI Debt Yield,
b.	Second Most Recent NOI Debt Yield and
c.	Most Recent NOI Debt Yield

characteristics for the Mortgage Loans identified on the Final Data File as:

i.	Montgomery Self Storage and
ii.	1101 California Avenue,

the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to decrease the “Cut-off Date Balance” used for these recalculations by the “Initial Other Escrow Amount ($)” for the related Mortgage Loan, as shown on the Final Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 12 of 15

19. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Total Pari Passu Cut-off Date Balance to recalculate the:

a.	Third Most Recent NOI Debt Yield,
b.	Second Most Recent NOI Debt Yield and
c.	Most Recent NOI Debt Yield

characteristics.

For any Mortgage Loan with the “Third Most Recent NOI” characteristic as “N/A,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Third Most Recent NOI Debt Yield” characteristic.

For any Mortgage Loan with the “Second Most Recent NOI” characteristic as “N/A,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Second Most Recent NOI Debt Yield” characteristic.

For any Mortgage Loan with the “Most Recent NOI” characteristic as “N/A,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Most Recent NOI Debt Yield” characteristic.

20.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s),
c.	Information in the Secondary Financing Document(s),
d.	The calculation methodologies provided by the Mortgage Loan Sellers described in the succeeding paragraph(s) of this Item and
e.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.                     Total Mortgage Debt Cut-off Date LTV Ratio,

ii.	Total Mortgage Debt UW NOI Debt Yield and
iii.	Total Mortgage Debt UW NCF DSCR

of any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to the nearest 1/10th of one percent and
b.	Round the characteristic listed in iii. above to two decimal places.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the characteristics listed in i. through iii. above.

Attachment A Page 13 of 15

20. (continued)

For the purpose of recalculating the:

a.	Total Mortgage Debt UW NOI Debt Yield and
b.	Total Mortgage Debt UW NCF DSCR

characteristics for the MGM Grand & Mandalay Bay Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the master lease annual base rent of $292,000,000, as shown in the applicable Source Document(s), in place of the net operating income or net cash flow for the respective calculation. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf the Depositor, that are described above.

21.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s),
c.	Information in the Secondary Financing Document(s) and
d.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt Cut-off Date LTV Ratio,
ii.	Total Debt UW NOI Debt Yield and
iii.	Total Debt UW NCF DSCR

of any Mortgage Loan with Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to the nearest 1/10th of one percent and
b.	Round the characteristic listed in iii. above to two decimal places.

For any Mortgage Loan that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the characteristics listed in i. through iii. above.

Attachment A Page 14 of 15

22.	Using the:
a.	NSF of Largest Tenant (SF),
b.	NSF of 2nd Largest Tenant (SF),
c.	NSF of 3rd Largest Tenant (SF),
d.	NSF of 4th Largest Tenant (SF),
e.	NSF of 5th Largest Tenant (SF) and
f.	Units/SF,

as shown on the Final Data File, we recalculated the:

i.                     % NSF of the Largest Tenant (%),

ii.                   % NSF of the 2nd Largest Tenant (%),

iii.                 % NSF of the 3rd Largest Tenant (%),

iv.                 % NSF of the 4th Largest Tenant (%) and

v.                   % NSF of the 5th Largest Tenant (%)

of each mortgaged property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property on the Final Data File which has the “Property Type” as “Mixed Use” and the “Property Sub-Type” contains “Multifamily” or “Self Storage” (each, a “Mixed Use with Multifamily or Self Storage Mortgaged Property”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate commercial square footage of the related mortgaged property, as shown in the applicable Source Document(s), in place of the “Units/SF” to recalculate the:

a.	% NSF of the Largest Tenant (%),
b.	% NSF of the 2nd Largest Tenant (%),
c.	% NSF of the 3rd Largest Tenant (%),
d.	% NSF of the 4th Largest Tenant (%) and
e.	% NSF of the 5th Largest Tenant (%)

of each Mixed Use with Multifamily or Self Storage Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Ongoing Cap Ex Escrow – Monthly ($),
b.	Ongoing TI/LC Escrow – Monthly ($) and
c.	Units/SF,

as shown on the Final Data File, we recalculated the:

i.                     Annual Cap Ex Reserve Requirement per SF/Unit ($) and

ii.                   Annual TI/LC Escrow per SF/Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 15

24.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Pari Passu Loan Primary Servicing Fee Rate,
d.	Trustee Fee Rate,
e.	Trust Advisor Fee Rate,
f.	Asset Representations Reviewer Fee Rate and
g.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic(s)	Methodology Provided by the Mortgage Loan Sellers

• MGM Grand & Mandalay Bay • Signature Office Portfolio	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective whole loan that are stated in the applicable Data Source(s) (as defined herein)

• Extra Space Self Storage Portfolio • Ahold Portfolio • Jones Estates Portfolio • Archer Portfolio • Indy Multifamily • MC Office Portfolio	Original Balance Cut-off Date Balance and Maturity Date Balance

The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

The “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

• NOLA Logistics Portfolio	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Units/SF” for each respective Underlying Property that is stated in the applicable Source Document

• Central Canal Company Industrial Portfolio • East Boston Multifamily Portfolio 1 • StorWise SS Portfolio – Tahoe • CVS Portfolio • Keepsake Storage Portfolio • Maple Hills & Walnut Valley MHP	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic(s)” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or Zoning Report
City (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
North or South CA (NCA/SCA) (see Note 3)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type (see Note 4)	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 4 and 5)	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Property Sub-Type	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Units/SF	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Net Rentable Square Feet Securitization Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Units Beds Rooms Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report or Occupancy Report
Year Renovated (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or Capital Expenditures Summary
Percent Leased (see Note 33)	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Lease Agreement, Appraisal Report, Occupancy Report, Tenant Estoppel or STR Report
Percent Leased as of Date (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Lease Agreement, Appraisal Report, Occupancy Report, Tenant Estoppel or STR Report

Third Party Information:

Characteristic	Source Document(s)

Sec. 8 (Multifamily) (Y/N)	Appraisal Report or Multifamily Questionnaire
No. of Sec. 8 Units	Appraisal Report or Multifamily Questionnaire
Sec. 42 (Multifamily) (Y/N)	Appraisal Report or Multifamily Questionnaire
No. of Sec. 42 Units	Appraisal Report or Multifamily Questionnaire
Appraised Value (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Value as of Date (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Valuation Source Securitization Code (see Note 5)	Appraisal Report
Appraisal Report Date	Appraisal Report or Portfolio Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Engineering Report Date	Engineering Report
Phase I Report Date	Phase I Environmental Report
Phase II Report Date (see Note 9)	Phase II Environmental Report
Earthquake Zone 3 or 4 (Y/N)	Engineering Report or Seismic Report
Seismic Report Date (see Note 10)	Seismic Report or Aggregate Total Letter
PML % (see Note 10)	Seismic Report or Aggregate Total Letter
Earthquake Insurance (Y/N) (see Note 11)	Certificate of Property Insurance, Insurance Report or Insurance Review
Windstorm Insurance (Y/N) (see Note 11)	Certificate of Property Insurance, Insurance Report or Insurance Review
Flood Zone (Y/N) (see Notes 11 and 12)	Certificate of Property Insurance, Insurance Report, Insurance Review or Engineering Report
Flood Insurance (Y/N) (see Note 11)	Certificate of Property Insurance, Insurance Report, Insurance Review or Flood Insurance Certificate

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Environmental Insurance (Y/N) (see Notes 9 and 11)	Certificate of Environmental Insurance
Environmental Insurance in Lieu of Phase II (Y/N)	Phase I Environmental Report and Certificate of Environmental Insurance
Single-Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Major Tenant Information: (see Note 13)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of 2nd Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of 2nd Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of 3rd Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of 3rd Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of 4th Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of 4th Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Consent of Change Agreement
Lease Expiration Date of 5th Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of 5th Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Top Five Movie Theater Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Health Club Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Bank Branch Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Restaurant Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Medical Office Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 15)

Characteristic	Source Document(s)

Third Most Recent Revenues	Underwriter’s Summary Report
Third Most Recent Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Revenues	Underwriter’s Summary Report
Second Most Recent Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Net Cash Flow Amount	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Financials Securitization Date	Underwriter’s Summary Report
Underwritten Occupancy %	Underwriter’s Summary Report
Underwritten EGI	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Cap Ex	Underwriter’s Summary Report
Underwritten TI/LC	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Initial Tax Escrow Amount	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Ongoing Tax Escrow - Monthly ($) (see Notes 1 and 16)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Tax Bill, Servicing Report, Loan Agreement, Developer Guaranty Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Springing Reserve Requirement for Tax (Y/N)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Tax Reserve Requirement	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Interest on Tax Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Current Tax Escrow Balance (see Note 19)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Insurance Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Initial Insurance Escrow Amount	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Ongoing Insurance Escrow – Monthly ($) (see Notes 1 and 16)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Reserve Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Springing Reserve Requirement for Insurance (Y/N)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Insurance Reserve Requirement	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Interest on Insurance Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Current Insurance Escrow Balance (see Note 19)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Deferred Maintenance Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Deferred Maintenance Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Interest on Deferred Maint. Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Deferred Maintenance Escrow Current Balance ($) (see Note 19)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Cap Ex Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Initial Cap Ex Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Ongoing Cap Ex Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Cap Ex Escrow Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Springing Reserve Requirement for Cap Ex (Y/N)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Cap Ex Reserve Requirement	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Interest on Cap Ex Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Current Cap Ex Escrow Balance (see Note 19)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
TI/LC Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Initial TI/LC Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Ongoing TI/LC Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Springing Reserve Requirement for TI/LC (Y/N)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing TI/LC Reserve Requirement	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Interest on TI/LC Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Current TI/LC Balance (see Note 19)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Other Escrows in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Description of “Other” Escrows	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Initial Other Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Letter of Credit
Ongoing Other Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 17)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Springing Reserve Requirement (Y/N)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Other Reserve Requirement	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Other Escrow Description/Release Provisions	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Interest on Other Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Current Other Balance (see Note 19)	Closing Statement, Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Borrower Type (LLC, LP, TIC, DST, Corp, etc)	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Borrower State of Incorporation	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Non-Recourse Carveout Guarantor	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Environmental Indemnitor	Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Guaranty Agreement or Environmental Indemnity Agreement
Sponsor	Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Guaranty Agreement or Asset Summary Report
Mortgage Loan Originator	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Acquisition or Refinance	Closing Statement, Purchase and Sale Agreement or Asset Summary Report
Amort. Type	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Type Code (see Note 5)	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 5)	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Original Balance (see Note 20)

For all Mortgage Loans:

•         Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Closing Statement

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 5)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Rate	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Original Interest Rate Type Code (see Note 5)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Annual Debt Service Incl. Pari Passu (IO) (see Note 20)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Annual Debt Service Incl. Pari Passu (Amort) (see Note 20)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (IO) (see Note 21)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (P&I) (see Notes 20 and 21)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method Code (see Note 5)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Only Indicator (see Note 22)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD (Yes/No)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Maturity Date or ARD (see Note 23)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Hyper Amortizing Date	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Final Maturity Date	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Rate Step	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Due Date	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Debt Service Payment Grace Period to Impose Late Charge	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Debt Service Grace Period to Call a Default	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Balloon Payment Grace Period to Impose Late Charge	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Balloon Payment Grace Period to Call a Default	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Provision (Y/N)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption/Fee	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Note Date	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 24)	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
First P&I Payment Date (Partial IO Loans) (see Note 24)	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
First P&I Payment Date (see Note 24)	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
First Payment Date (IO) (see Note 24)	Promissory Note, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 25)	Cash Management Agreement, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Cash Management Status (see Note 25)	Cash Management Agreement, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement
Terms/Description of Springing Lockbox	Cash Management Agreement, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement
Prepayment String (see Notes 26, 27 and 34)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, REMIC Declaration Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
LO End Date (see Notes 26, 27, 28 and 34)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, REMIC Declaration Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Yield Maintenance End Date (see Notes 26, 29 and 34)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premiums End Date (see Notes 26, 29 and 34)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Defeasance Option Start Date (see Notes 26, 27, 30 and 34)	Promissory Note, Developer Guaranty Agreement, REMIC Declaration Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premium Indicator (see Notes 26 and 31)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Collateral Release (Y/N)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Collateral Release and Prepayment Descriptions	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release (Y/N)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release Description	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Allowed (Y/N)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Substitution Provision Description	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepayment Description	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
SPE (Y/N)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Independent Director (Y/N)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Hotel Franchise Agreement Expiration Date	Franchise Agreement, Franchise Agreement Amendment, Management Agreement, Management Agreement Amendment, Developer Guaranty Agreement, Appraisal Report, Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Lien Position Securitization Code (see Note 5)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Ground Lease Expiration Date	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Extension Options (Y/N)	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Extension Options Description	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Ground Lease Outside Expiration Date (Including Extensions)	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Cross Collateralized / Cross Defaulted (Y/N)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Current Additional Financing in Place (Y/N/Silent) (see Note 32)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Type of Additional Financing (see Note 32)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Additional Financing Permitted In Future (Y/N/Silent)	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Type of Additional Future Financing	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Terms of Future Additional Financing	Promissory Note, Developer Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

East Boston Multifamily Portfolio 1	144-146 Chester Street	Zip Code	02128

Comfort Inn & Suites Southport	NAP	Year Renovated	2017

571 Hudson Coop	NAP	Ongoing Tax Escrow - Monthly ($)	$22,927
		Ongoing Insurance Escrow - Monthly ($)	$1,389

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

Exhibit 2 to Attachment A

Notes: (continued)

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the “North or South CA (NCA/SCA)” characteristic for any mortgaged property on the Combined Data File with the “State” characteristic as “CA,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to consider “Zip Code” values of 93600 and higher as “NCA” and “Zip Code” values lower than 93600 as “SCA.”

4.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	The District - Airpark and
b.	179 East 116th Street,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

5.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

6.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For any Mortgage Loan or Underlying Property on the Combined Data File with the “Single-Tenant (Y/N)” characteristic as “Yes” (except for the mortgaged property identified on the Combined Data File as “150 Canvasback Drive” (the “150 Canvasback Drive Mortgaged Property”), which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Percent Leased as of Date” characteristic.

For the 150 Canvasback Drive Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the date indicated on the applicable Source Document(s) for the “Percent Leased as of Date” characteristic.

8.	For the purpose of comparing the “Appraised Value” and “Value as of Date” characteristics for any Mortgage Loan or Underlying Property, as applicable, listed in Table A2, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the appraised value and appraisal value date, as shown in the respective applicable Source Document(s), that is associated with the appraisal valuation type that is identified in the “Appraised Value Description” column listed in Table A2.

Table A2:
Mortgage Loan	Underlying Property	Appraised Value Description

Extra Space Self Storage Portfolio	NAP	Portfolio Valuation

Ahold Portfolio	NAP	As Is Portfolio

NOLA Logistics Portfolio	NAP	As Is Portfolio

MGM Grand & Mandalay Bay	MGM Grand	As-Is Real Property
	Mandalay Bay	As-Is Real Property

Woods on LaMonte	NAP	As Is Subject to an Extraordinary Assumption

East Boston Multifamily Portfolio 1	NAP	Portfolio Valuation

25-22 30th Drive	NAP	As Stabilized

571 Hudson Coop	NAP	Gross Sellout

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Phase II Report Date” characteristic only for mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” only if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

Exhibit 2 to Attachment A

Notes: (continued)

10.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:

a.                   Seismic Report Date and

b.                   PML %

characteristics only for mortgaged properties (if any) that contained a seismic report or aggregate total letter Source Document in the related loan file.

11.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

12.	For the purpose of comparing the “Flood Zone (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the applicable flood zone, as shown in the applicable Source Document(s), contains “A” or “V.” If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone that does not contain “A” or “V,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Zone (Y/N)” characteristic.

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant with the higher underwritten base rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

16.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were less than the respective reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “$0” if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the respective reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the indicated characteristics for which the value on the Combined Data File was “$0,” we performed no procedures to determine if any balances in the respective reserve accounts as of the Cut-off Date are equal to or greater than any respective reserve cap amounts, as shown in the applicable Source Document(s).

17.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the reserve cap amounts that are shown in the applicable Source Document(s) regardless of any stipulations that have suspended or may potentially suspend these reserve cap amounts.

18.	For certain Mortgage Loans contributed by Morgan Stanley, the applicable Source Document(s) indicate that certain reserve account(s) are in place and amounts received are deposited into a non-interest bearing account.

For the purpose of comparing the indicated characteristics for any Mortgage Loans which contain the terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Lender.”

19.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the lesser of:
a.	The cap for the applicable reserve, as shown on the Combined Data File, and
b.	The sum of:
i.	The initial escrow amount for the applicable reserve, as shown on the Combined Data File, and
ii.	The product of:
(a)	The ongoing escrow payment amount for the applicable reserve, as shown on the Combined Data File, and
(b)	The “Seasoning” (as defined herein) of the related Mortgage Loan, as shown on the Combined Data File,

except for any Mortgage Loan with an initial escrow amount for the applicable reserve that is greater than the corresponding cap, as shown on the Combined Data File, for which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the initial escrow amount for the applicable reserve, as shown on the Combined Data File.

We performed no procedures to determine if the current escrow balances recalculated as described in this Note agree with the actual balances in the respective escrow accounts as of the Cut-off Date.

Exhibit 2 to Attachment A

Notes: (continued)

20.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A3 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that with respect to any Pari Passu Mortgage Loan that contains “B-Note” or “C-Note” in the “Type of Additional Financing” characteristic on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

For each Whole Loan listed in Table A3, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A3 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s).

Table A3:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

MGM Grand & Mandalay Bay	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$36,347,000 $1,597,853,000 $1,365,800,000	Client Provided Schedule

Signature Office Portfolio	Mortgage Loan Companion Loan(s)	$19,769,000 $70,000,000	Loan Modification Agreement

Appletree Business Park	Mortgage Loan Companion Loan(s)	$12,300,000 $37,500,000	Loan Modification Agreement

McCarthy Ranch	Mortgage Loan Companion Loan(s)	$5,000,000 $40,000,000	Loan Modification Agreement

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Original Component Balances” column of Table A3 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A3.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (IO)” characteristic for any Pari Passu Mortgage Loan with “Full IO,” “Full IO, ARD,” “Partial IO” or “Partial IO, ARD” as the “Amort. Type” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Annual Debt Service Incl. Pari Passu (IO)” as the product of:

a.                   The sum of:

i.	The “Original Balance,” as shown on the Combined Data File, and
ii.	The “Pari Passu Debt,” as shown on the Combined Data File,

b.                   The “Rate,” as shown on the Combined Data File, and

c.                   365/360.

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (IO)” characteristic for the Mortgage Loan identified on the Combined Data File as “Appletree Business Park” (the “Appletree Business Park Mortgage Loan”), which has the “Amort. Type” characteristic as “Partial IO” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “30/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Annual Debt Service Incl. Pari Passu (IO)” as the product of:

a.	The sum of:
i.	The “Original Balance,” as shown on the Combined Data File, and
ii.	The “Pari Passu Debt,” as shown on the Combined Data File, and

b.                   The “Rate,” as shown on the Combined Data File.

For any Pari Passu Mortgage Loan with “Amortizing” or “Amortizing, ARD” as the “Amort. Type” on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0” for the “Annual Debt Service Incl. Pari Passu (IO)” characteristic.

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic for any Pari Passu Mortgage Loan with “Partial IO” or “Partial IO, ARD” as the “Amort. Type” on the Combined Data File (each, a “Partial IO Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the pro-rata portion of the monthly debt service following the expiration of the “Original IO Period (mos.)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the sum of the “Original Balance” and “Pari Passu Debt,” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and

b.                   Multiply the value described in clause a. above by 12.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the sum of the “Original Balance” and “Pari Passu Debt,” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and

b.                   Multiply the value described in clause a. above by 12.

For any Pari Passu Mortgage Loan with “Full IO” or “Full IO, ARD” as the “Amort. Type” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0” for the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I)” characteristic for any Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original IO Period (mos.)” for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Original Balance,” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Monthly Debt Service (P&I)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Original Balance,” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the:

a.	Annual Debt Service Incl. Pari Passu (IO) and
b.	Annual Debt Service Incl. Pari Passu (Amort)

characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

21.	For any Mortgage Loan on the Combined Data File which:
a.	Has “Full IO” or “Full IO, ARD” for the “Amort. Type” characteristic on the Combined Data File (each, an “Interest Only Loan”) or
b.	Has “Partial IO” or “Partial IO, ARD” for the “Amort. Type” characteristic on the Combined Data File (each, a “Partial IO Loan”),

and which also has “Actual/360” for the “Interest Accrual Method” characteristic on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:

i.	The “Original Balance,” as shown on the Combined Data File,
ii.	The “Rate,” as shown on the Combined Data File, and
iii.	365/360.

For the purpose of comparing the “Monthly Debt Service (IO)” characteristic for the Appletree Business Park Mortgage Loan, which has the “Amort. Type” as “Partial IO” on the Combined Data File, and which also has “30/360” for the “Interest Accrual Method” characteristic on the Combined Data File, the applicable Mortgage Loan Seller(s) on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of the:

a.	Original Balance and
b.	Rate,

as shown on the Combined Data File.

For any Mortgage Loan with “Amortizing” or “Amortizing, ARD” for the “Amort. Type” characteristic on the Combined Data File (each, an “Amortizing Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Monthly Debt Service (IO)” characteristic.

For any Partial IO Loan (except for any Partial IO Pari Passu Mortgage Loan(s), which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original IO Period (mos.)” for the “Monthly Debt Service (P&I)” characteristic.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Monthly Debt Service (P&I)” characteristic.

22.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or Partial IO Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

23.	For the purpose of comparing the “Maturity Date or ARD” characteristic for any Mortgage Loan on the Combined Data File with the “ARD (Yes/No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

24.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first payment date, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

For the purpose of comparing the “First P&I Payment Date (Partial IO Loans)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the first “Due Date” following the expiration of the “Original IO Period (mos.)” for any Partial IO Loan and
b.	Use “N/A” for any Amortizing Loan or Interest Only Loan.

For the purpose of comparing the “First P&I Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date” for any Amortizing Loan,
b.	Use the first “Due Date” following the expiration of the “Original IO Period (mos.)” for any Partial IO Loan and
c.	Use “N/A” for any Interest Only Loan.

For the purpose of comparing the “First Payment Date (IO)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date” for any Interest Only Loan or Partial IO Loan and
b.	Use “N/A” for any Amortizing Loan.

25.	For the purpose of comparing the “Lockbox Type” and “Cash Management Status” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

26.	For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention as stated in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events, permitted outparcel releases due to transfers or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

27.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

28.	For the purpose of comparing the “LO End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period or prepayment penalty period for any Mortgage Loan that can be prepaid with yield maintenance or a prepayment penalty. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “LO End Date” characteristic.

For any Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “LO End Date” characteristic.

29.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with yield maintenance or a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” in the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance or a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

30.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Due Date” in the defeasance period. For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

31.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan that can be prepaid with yield maintenance or a prepayment penalty. For any Mortgage Loan that cannot be prepaid with yield maintenance or a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

32.	For the purpose of comparing the:
a.	Current Additional Financing in Place (Y/N/Silent) and
b.	Type of Additional Financing

characteristics, either:

i.	The promissory note, developer guaranty agreement, loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents describe the existence of any additional debt or
ii.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, mezzanine loan modification agreements, B-notes, C-notes, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”), that describe the existence of any additional debt, or in the case of any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A3 herein), the related Client Provided Schedule describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s) and/or Secondary Financing Document(s) provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the:

a.	Current Additional Financing in Place (Y/N/Silent) and
b.	Type of Additional Financing

characteristics for any Mortgage Loan with Additional Debt (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include any related Companion Loan(s).

For any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“No” for the “Current Additional Financing in Place (Y/N/Silent)” characteristic and
b.	“N/A” for the “Type of Additional Financing” characteristic.

33.	For the purpose of comparing the “Percent Leased” characteristic for the mortgaged property identified on the Combined Data File as “Lullwater at Blair Stone,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to exclude any management units, as shown on the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

34.	For certain Mortgage Loans, the applicable Source Document(s) may contain the following defined term:

“Permitted Prepayment Date” shall mean the Business Day following the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains the defined term described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Pool No.
Internal ID
Mortgage Loan Seller
Property Name
Number of Properties
Owner-Occupied >20% (Y/N - %)
New or Recycled Borrowing Entity
Two-Tier SPE (Y/N)
Single Note / Multiple Property Loan (Y/N)
Condo Component (Y/N - % of Borrower Control)
Total Trust Exposure
Pari Passu Debt
Master Servicing Fee Rate
Primary Servicing Fee Rate
Pari Passu Loan Primary Servicing Fee Rate
Trustee Fee Rate
Trust Advisor Fee Rate
Asset Representations Reviewer Fee Rate
CREFC Fee Rate
Pari Passu (Y/N)?
Cut-off Date Subordinate Mortgage Debt Balance
Investment Grade Y/N
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code

Exhibit 3 to Attachment A

Characteristic

Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Most Recent Financials Start Date
Most Recent Financials End Date
Asset Added Indicator
Report Period Modification Indicator
Report Period End Actual Balance Amount
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator

Exhibit 3 to Attachment A

Characteristic

Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
Coop – Rental Value
Coop – LTV as Rental
Coop – Unsold Percent
Coop – Sponsor Units
Coop – Investor Units
Coop – Coop Units
Coop – Sponsor/Investor Carry

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.